Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS:
Leasing equipment, net of accumulated depreciation of $3,595,069 and $4,776,458	$ 7,275,964	$ 8,639,136
Net investment in finance leases	1,680,588	1,585,812
Equipment held for sale	164,785	101,696
Revenue earning assets	9,121,337	10,326,644
Cash and cash equivalents	40,323	58,227
Restricted cash	106,984	111,489
Accounts receivable, net of allowances of $2,504 and $1,317	201,064	232,420
Goodwill	236,665	236,665
Other assets	51,586	33,782
Fair value of derivative instruments	56,461	104,176
Total assets	9,814,420	11,103,403
LIABILITIES AND SHAREHOLDERS' EQUITY:
Equipment purchases payable	3,353	4,855
Fair value of derivative instruments	2,610	697
Deferred revenue	117,774	184,760
Accounts payable and other accrued expenses	129,178	87,694
Net deferred income tax liability	408,748	410,524
Debt, net of unamortized costs of $39,373 and $48,743	6,567,078	7,605,720
Total liabilities	7,228,741	8,294,250
Shareholders' equity:
Undesignated shares, $0.01 par value, 54,800,000 and 20,800,000 shares authorized, no shares issued and outstanding	0	0
Additional paid-in capital (deficit)	892,620	(304,274)
Accumulated earnings	767,038	2,289,072
Accumulated other comprehensive income (loss)	45,009	93,343
Total shareholders' equity	2,585,679	2,809,153
Total liabilities and shareholders' equity	9,814,420	11,103,403
Preferred Shares
Shareholders' equity:
Preferred shares, $0.01 par value, at liquidation preference	880,000	730,000
Designated Common Stock
Shareholders' equity:
Common shares, $0.01 par value, 210,000,000 and 250,000,000 shares authorized, 101,158,891 shares issued and outstanding	$ 1,012	$ 1,012